UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21275

TURNAROUND INVESTMENT TRUST

(Exact name of registrant as specified in charter)

Post Office Box 7365, Eugene, Oregon 97401-0015

(Address of principal executive offices)	(Zip code)

A. Vason Hamrick, 116 S. Franklin Street, P. O. Box 69, Rocky Mount, NC 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last day of February

Date of reporting period: August 31, 2007

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2007

THE TURNAROUND FUND™

August 31, 2007

(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Turnaround Fund™ (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804,

Phone 1-800-773-3863.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, small company risk, portfolio turnover risk, non-diversified fund risk, options risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 2% of the amount redeemed is imposed on redemptions of Fund shares occurring within thirty days following the issuance of such shares. See the section in the prospectus entitled “Redeeming Shares – Fees on Redemptions” for additional information regarding the applicability of the Redemption Fee. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about October 30, 2007.

For More Information on Your Turnaround Fund:

See Our Web site @ www.theturnaroundfund.com

or

Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees for shares redeemed within 30 days and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees for shares redeemed within thirty days. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period*
Actual	$1,000.00	$927.70	$8.48
Hypothetical (5% return before expenses)	$1,000.00	$1,016.34	$8.87

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.75%. The values under “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period.)

THE TURNAROUND FUND™

Schedule of Investments
(Unaudited)

As of August 31, 2007
		Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - 83.30%				CALL OPTIONS PURCHASED - 6.98%

Apparel - 6.50%				* Blockbuster Inc., 01/19/2008
*	Hanesbrand, Inc.	12,000	$ 359,520	Strike $5.00	75,000	$ 45,000
				* Blockbuster Inc., 01/16/2010
Banks - 4.64%				Strike $5.00	2,000	3,100
	Commerce Bancorp, Inc.	7,000	257,110	* NetFlix Inc., 01/17/2009
				Strike $25.00	38,900	85,580
Chemicals - 2.16%				*	Sears Holdings Corp., 01/17/2009
	Georgia Gulf Corporation	8,000	119,760	Strike $160.00	6,500	143,000
				*	The Home Depot, Inc., 01/17/2009
E - Commerce/Products - 23.91%				Strike $35.00	15,000	109,500
*	1-800-FLOWERS.COM
	Inc. - Cl. A	20,000	212,600	Total Call Options Purchased
*	Overstock.com, Inc.	50,000	1,110,500	(Cost $480,161)		386,180
		1,323,100
Internet Content-Entertainment- 3.16%				INVESTMENT COMPANY - 2.39%
*	NetFlix Inc.	10,000	175,200	Evergreen Institutional Money Market Fund, 5.34%
				(Cost $132,305)	132,305	132,305
Machinery - Diversified - 12.47%
*	Tecumseh Products			Total Investments (Cost $5,315,166) - 92.67%		$ 5,128,193
	Company - Cl. A	40,000	690,000	Other Assets less Liabilities - 7.33%		405,699

Metal Fabricate/Hardware - 6.93%				Net Assets - 100.00%		$ 5,533,892
	Mueller Water Products Inc.	35,000	383,250
				*	Non-income producing investment.
Retail - 18.89%
*	Blockbuster Inc. - Cl. A	30,000	148,800
	Borders Group, Inc.	17,500	262,500
*	Carmax, Inc.	12,000	271,920	Summary of Investments by Industry
*	Pier 1 Imports, Inc.	40,000	247,200		% of Net Assets	Market
*	Sears Holdings Corp.	800	114,848	Industry		Value
			1,045,268	Apparel	6.50%	$ 359,520
Telecommunications - 4.64%				Banks	4.64%	257,110
	IDT Corporation - Cl. B	28,500	256,500	Chemicals	2.16%	119,760
				E - Commerce/Products	23.91%	1,323,100
Total Common Stocks (Cost $4,702,700)			4,609,708	Internet Content-Entertainment	4.71%	260,780
				Investment Company	2.39%	132,305
				Machinery - Diversified	12.47%	690,000
				Metal Fabricate/Hardware	6.93%	383,250
				Retail	24.32%	1,345,868
				Telecommunications	4.64%	256,500
				Total	92.67%	$ 5,128,193

See Notes to Financial Statements

THE TURNAROUND FUND™

Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2007

Assets:
Investments, at value (cost $5,315,166)	$5,128,193
Receivables:
Investments sold	597,158
Fund shares sold	347
Income	140
Prepaid expenses
Fund accounting fees	2,250
Compliance services fees	677
Other expenses	857
Due from affiliates:
Advisor (note 2)	20,955

Total assets	5,750,577

Liabilities:
Payables:
Investments purchased	101,136
Fund shares repurchased	104,458
Accrued expenses	11,091

Total liabilities	216,685

Net Assets	$5,533,892

Net Assets Consist of:
Capital (par value and paid in surplus)	$4,993,275
Accumulated net investment loss	(31,133)
Undistributed net realized gain on investments	758,723
Net unrealized depreciation on investments	(186,973)

Total Net Assets	$5,533,892
Shares Outstanding, $0.001 par value per share (unlimited authorized shares)	431,282
Net Asset Value, Maximum Offering Price and Redemption Price Per Share* $	12.83

* May be reduced for redemptions occurring within thirty days following the issuance of such shares.

See Notes to Financial Statements

THE TURNAROUND FUND™

Statement of Operations
(Unaudited)

For the six month period ended August 31, 2007

Investment Income:
Dividends	$26,061
Total Investment Income	26,061

Expenses:
Advisory fees (note 2)	32,631
Administration fees (note 2)	12,000
Transfer agent fees (note 2)	13,021
Fund accounting fees (note 2)	13,826
Compliance service fees (note 2)	3,875
Custody fees (note 2)	2,165
Registration and filing administration fees (note 2)	4,007
Legal fees	9,325
Audit and tax preparation fees	7,058
Registration and filing expenses	22,829
Printing expenses	1,513
Trustee fees and meeting expenses	3,277
Securities pricing fees	881
Other operating expenses	6,554

Total Expenses	132,962

Expenses reimbursed by advisor (note 2)	(43,137)
Advisory fees waived (note 2)	(32,631)

Net Expenses	57,194

Net Investment Loss	(31,133)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from investment transactions	287,649
Change in unrealized appreciation on investments	(777,418)

Realized and Unrealized Loss on Investments	(489,769)

Net Decrease in Net Assets Resulting from Operations	$(520,902)

See Notes to Financial Statements

THE TURNAROUND FUND™

Statements of Changes in Net Assets

	August 31,	February 28,
For the six month period or fiscal year ended	2007 (a)	2007

Operations:
Net investment loss	$(31,133)	$(99,339)
Net realized gain from investment transactions	287,649	822,696
Change in unrealized appreciation on investments	(777,418)	81,768

Net (Decrease) Increase in Net Assets Resulting from Operations	(520,902)	805,125

Distributions to Shareholders: (note 4)
Net realized gain from investment transactions	-	(78,626)

Decrease in Net Assets Resulting from Distributions	-	(78,626)

Capital Share Transactions: (note 5)
Shares sold	688,019	697,877
Redemption fees (note1)	6,849	53
Reinvested dividends and distributions	-	77,820
Shares repurchased	(2,178,258)	(3,008,983)

Decrease from Capital Share Transactions	(1,483,390)	(2,233,233)

Net Decrease in Net Assets	(2,004,292)	(1,506,734)

Net Assets:
Beginning of Period	7,538,184	9,044,918
End of Period	$5,533,892	$7,538,184

Accumulated Net Investment Loss	$(31,133)	$-

(a) Unaudited.

See Notes to Financial Statements

THE TURNAROUND FUND™
Financial Highlights

For a share outstanding during the	August 31,	February 28,
six month period or fiscal year ended	2007 (e)	2007	2006	2005	2004 (a)

Net Asset Value, Beginning of Period	$13.83	$12.50	$ 14.84	$ 14.39	$ 10.00

Loss (Income) from Investment Operations
Net investment loss (income)	(0.09)	(0.18)	(0.14)	0.11	(0.04)
Net realized and unrealized loss
(gain) on securities	(0.93)	1.65	(0.80)	0.56	4.62

Total from Investment Operations	(1.02)	1.47	(0.94)	0.67	4.58

Less Distributions:
Dividends (from net investment income)	-	-	-	(0.11)	-
Distributions in excess of net investment income	-	-	-	0.00 (b)	-
Distributions (from capital gains)	-	(0.14)	(1.40)	(0.11)	(0.19)
Redemption fees (note 1)	0.02	0.00 (b)	-	-	-

Total Distributions	0.02	(0.14)	(1.40)	(0.22)	(0.19)

Net Asset Value, End of Period	$12.83	$13.83	$ 12.50	$ 14.84	$ 14.39

Total return	(7.23)%	11.81%	(6.57)%	4.71%	45.90%

Net Assets, End of Period (in thousands)	$5,534	$7,538	$ 9,045	$13,592	$ 13,412

Average Net Assets for the Period (in thousands)	$6,491	$7,963	$11,325	$13,568	$ 5,450

Ratios of:
Gross Expenses to Average Net Assets (d)	4.08%	3.14%	2.52%	2.45%	4.42	%(c)
Net Expenses to Average Net Assets (d)	1.75%	1.75%	1.75%	1.75%	1.75	%(c)
Net Investment Loss (Income) to Average Net Assets	(0.95)%	(1.25)%	(0.89)%	0.73%	(0.69)	%(c)

Portfolio turnover rate	53.78%	73.67%	121.79%	108.24%	31.71%

(a) For the period from April 9, 2003 (Date of Initial Public Investment) through February 29, 2004.
(b) Actual amount is less than $0.01 per share.
(c) Annualized.
(d) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e) Unaudited.
See Notes to Financial Statements

THE TURNAROUND FUND™

Notes to Financial Statements (Unaudited)

__________________________________________________________________________________________

1.	Organization and Significant Accounting Policies

The Turnaround Fund™ (the “Fund”) is a series fund. The Fund is part of the Turnaround Investment Trust (the “Trust”), which was organized as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Fund is classified as a non-diversified series of shares as defined in the 1940 Act.

The Turnaround Fund™ commenced operations on April 9, 2003. The investment objective of the Fund is to provide long-term growth of capital through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or

(Continued)

THE TURNAROUND FUND™

Notes to Financial Statements (Unaudited)

__________________________________________________________________________________________

currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. For the six month period ended August 31, 2007 the Fund did not write any options.

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions

The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are also generally declared and distributed annually. All dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

Fees on Redemptions

The Fund charges a redemption fee of 2.00% of the amount redeemed on redemptions of the Fund’s shares occurring within thirty days following the issuance of such shares. The Redemption Fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares. No Redemption Fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares. The redemption fees charged for the six month period ended August 31, 2007 were $6,849.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Advisor

The Fund pays a monthly advisory fee to Alsin Capital Management, Inc., (the “Advisor”) based upon the average daily net assets of the Fund and calculated at an annual rate. The Advisor has entered into a contractual agreement (“Expense Limitation Agreement") with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Fund for the six month period ended August 31, 2007.

Advisory Fees Rate	Expense Limitation Ratio	Advisory Fees W aived	Expenses Reimbursed
1.00%	1.75%	$32,631	$43,137

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (“the Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule provided on the following page which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. A breakdown of these is provided on the following page.

(Continued)

THE TURNAROUND FUND™

Notes to Financial Statements (Unaudited)

__________________________________________________________________________________________

Compliance Services

The Nottingham Compliance Services, LLC, a fully owned affiliate of The Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the Investment Company Act of 1940. It receives compensation for this service at an annual rate of $7,750.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services based upon a $15 per shareholder per year, subject to a minimum fee of $1,750 per month, if any.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Adviser, the Distributor or the Administrator.

Administration Fees*		Custody Fees*		Fund Accounting Fees (monthly)	Fund Accounting Asset Based Fees
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate	Blue Sky Administration Fees (annual)
First $50 million	0.175%	First $100 million	0.020%	$2,250	All Assets	0.01%	$150 per state
Next $50 million	0.150%	Over $100 million	0.009%
Next $50 million	0.125%
Next $50 million	0.100%
Over $200 million	0.075%

*Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.

3.	Purchases and Sales of Investment Securities

For the six month period ended August 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$3,380,162	$5,285,759

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended August 31, 2007.

4.	Federal Income Tax

The information shown on the following tables represent: (1) tax components of capital as of February 28, 2007, (2) unrealized appreciation or depreciation of investments for federal income tax purposes as of August 31, 2007 and (3) characterization of distributions for federal income tax purposes for the fiscal years ended February 28, 2007 and 2006. The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Table 1		Other Book to Tax Differences	Net Tax Appreciation
Undistributed
Ordinary Income	Long-Term Capital Gains
$ -	$527,716	$ -	$533,803

(Continued)

THE TURNAROUND FUND™

Notes to Financial Statements (Unaudited)

__________________________________________________________________________________________

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 2007 are noted below in Table 2. The net unrealized appreciation as of August 31, 2007 is ($186,973). The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Table 2	Aggregate Gross
Federal Tax Cost	Unrealized
	Appreciation	Depreciation
$5,315,166	$495,969	$682,942

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of post-October losses, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carry-forwards. Permanent differences such as tax returns of capital and net investment losses, if any, would be reclassified against capital. See table 3 on the below for a breakout of income and capital gain distributions for federal income tax purposes for the fiscal years ended February 28, 2007 and 2006.

Table 3
Distribution Classification	February 28, 2007(a)	February 28, 2006(a)
Ordinary Income	$ -	$95,475
Capital Gain	$78,626	$919,397

(a) Audited.

Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years (tax years ended December 31, 2003–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

5.	Capital Share Transactions

For the six month period or fiscal years ended:	August 31,	February 28,
	2007	2007(a)
Transactions in Capital Shares	51,486	55,350
Shares sold
Reinvested distributions	-	6,070
Shares repurchased	(165,164)	(240,306)
Net Decrease in Capital Shares	(113,678)	(178,886)
Shares Outstanding, Beginning of Year	544,960	723,846
Shares Outstanding, End of Year	431,282	544,960

(a) Audited.

6.	Commitments and Contingencies

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

                                                                                                                                    (Continued)

THE TURNAROUND FUND™

Notes to Financial Statements (Unaudited)

__________________________________________________________________________________________

7.	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fairvalue measurements. As of August 31, 2007, the Fund do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE TURNAROUND FUND™

Additional Information (Unaudited)

__________________________________________________________________________________________

1.    Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Fund at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

THE TURNAROUND FUND™

is a series of the

Turnaround Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

NC Shareholder Services, LLC	Alsin Capital Management, Inc.
116 South Franklin Street	Post Office Box 7365
Post Office Drawer 4365	Eugene, Oregon 97401-0015
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-525-7222

World Wide Web @:	World Wide Web @:

nottinghamco.com	theturnaroundfund.com

Item 2.	Code of Ethics.

   Not applicable.

Item 3.	Audit Committee Financial Expert.

   Not applicable.

Item 4.	Principal Accountant Fees and Services.

   Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.

SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

   Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

    (a)(3)    Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Turnaround Investment Trust

By: (Signature and Title)	/s/ Arne T. Alsin

Arne T. Alsin

Trustee, Chairman, President and

Principal Executive Officer

Date: October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Arne T. Alsin

Arne T. Alsin

Trustee, Chairman, President and

Principal Executive Officer

Turnaround Investment Trust

Date: October 26, 2007

By: (Signature and Title)	/s/ Glenn D. Surowiec

Glenn D. Surowiec

Treasurer and Principal Financial Officer

Turnaround Investment Trust

Date: October 27, 2007